Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Other Long Term Liabilities [Abstract]
Forward contracts closed	€ 0		€ 486
Warrants Liability	2,196		2,451
Other liabilities	1,665		0
Liabilities for employees benefits	44		27
Other long-term liabilities	€ 3,905	$ 4,420	€ 2,964	[1]

[1]	Reclassified